Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
NET REVENUE	$ 87,069,000	$ 66,467,000	$ 59,867,000
COST OF REVENUE	46,355,000	34,730,000	33,031,000
GROSS MARGIN	40,714,000	31,737,000	26,836,000
OPERATING EXPENSES
General and administrative	23,808,000	17,397,000	15,843,000
Research and development	2,689,000	2,440,000	2,281,000
Sales and marketing	11,999,000	8,726,000	7,501,000
Total operating expenses	38,496,000	28,563,000	25,625,000
INCOME FROM OPERATIONS	2,218,000	3,174,000	1,211,000
INTEREST AND OTHER EXPENSE - NET	929,000	989,000	1,146,000
INCOME BEFORE TAXES	1,289,000	2,185,000	65,000
INCOME TAXES	157,000	152,000	0
NET INCOME	$ 1,132,000	$ 2,033,000	$ 65,000
NET INCOME PER SHARE - Basic	$ 0.02	$ 0.04	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic	53,483	48,263	45,027
NET INCOME PER SHARE - Diluted	$ 0.02	$ 0.04	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Diluted	56,016	52,775	48,715